34. Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Basic And Diluted Earnings Per Share
Basic and diluted earnings per share
	12.31.18	12.31.17	12.31.16
Profit (Loss) for the year attributable to the owners of the Company	4,297,466	5,080,635	240,771
Weighted average number of common shares outstanding	890,492	898,280	897,043
Basic and diluted profit (loss) earnings per share – in pesos	4.83	5.66	0.27